Integrity Managed Portfolios
1 Main Street North
Minot, ND 58703

December 5, 2006

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Attention: Filing Desk, Stop 1-4

RE:	Integrity Managed Portfolios
File No. 33-36324
CIK No. 0000866841

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 30, 2006.

Integrity Managed Portfolios

By: /s/Laura K. Anderson
Treasurer